4. Operating segments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Operating segments
2020	Electric Power Generation from conventional sources	Electric Power Generation from renewable sources	Natural Gas Transport and Distribution (1) (2)	Others (1)	Adjustments and Eliminations	Total
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

Revenues	29,730,812	7,203,510	28,798,655	1,763,992	(29,388,809)	38,108,160
Cost of sales	(14,200,480)	(1,885,064)	(23,560,823)	(1,429,153)	24,260,116	(16,815,404)
Administrative and selling expenses	(2,555,522)	(417,081)	(6,284,509)	-	6,284,509	(2,972,603)
Other operating income	13,661,591	436,904	797,927	844	(798,771)	14,098,495
Other operating expenses	(322,577)	(129,459)	(214,812)	(5,048)	214,812	(457,084)
Impairment of property, plant and equipment and intangible assets	(4,016,305)	-	-	-	-	(4,016,305)

Operating income	22,297,519	5,208,810	(463,562)	330,635	571,857	27,945,259

Other (expenses) income	(16,287,978)	(4,655,845)	(104,237)	(50,581)	111,320	(20,987,321)

Net income for the segment	6,009,541	552,965	(567,799)	280,054	683,177	6,957,938
Share in the net income for the segment	6,009,541	552,965	174,831	220,601	-	6,957,938

2019	Electric Power Generation from conventional sources	Electric Power Generation from renewable sources	Natural Gas Transport and Distribution (1) (2)	Others (1)	Adjustments and Eliminations	Total
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

Revenues	43,726,292	4,146,543	40,876,013	2,279,019	(42,070,644)	48,957,223
Cost of sales	(24,012,251)	(991,146)	(30,409,302)	(1,484,828)	31,089,800	(25,807,727)
Administrative and selling expenses	(3,217,730)	(367,403)	(5,344,536)	-	5,344,536	(3,585,133)
Other operating income	24,841,568	115,077	1,561,636	29,515	(1,561,636)	24,986,160
Other operating expenses	(18,619)	(345,035)	(51,408)	(4,953)	51,409	(368,606)
Impairment of property, plant and equipment and intangible assets	(5,996,233)	-	-	-	-	(5,996,233)

Operating income	35,323,027	2,558,036	6,632,403	818,753	(7,146,535)	38,185,684

Other (expenses) income	(24,098,436)	(3,752,595)	(2,639,712)	(220,440)	4,316,439	(26,394,744)

Net income for the segment	11,224,591	(1,194,559)	3,992,691	598,313	(2,830,096)	11,790,940
Share in the net income for the segment	11,224,590	(1,194,559)	1,425,682	335,227	-	11,790,940

2018	Electric Power Generation from conventional sources	Electric Power Generation from renewable sources	Natural Gas Transport and Distribution (1) (2)	Others (1)	Adjustments and Eliminations	Total
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

Revenues	27,668,291	1,255,133	35,814,016	2,310,511	(37,172,224)	29,875,727
Cost of sales	(12,537,161)	(369,781)	(23,774,779)	(1,388,806)	24,485,544	(13,584,983)
Administrative and selling expenses	(2,698,128)	(211,535)	(4,238,997)	-	4,238,997	(2,909,663)
Other operating income	27,504,031	156,662	482,279	31,684	(482,279)	27,692,377
Other operating expenses	(126,170)	(149,150)	(117,284)	(2,971)	117,285	(278,290)
CVO receivables update	23,072,749	-	-	-	-	23,072,749

Operating income	62,883,612	681,329	8,165,235	950,418	(8,812,677)	63,867,917

Other (expenses) income	(25,310,045)	(3,649,240)	(2,405,020)	(304,808)	3,213,980	(28,455,133)

Net income for the segment	37,573,567	(2,967,911)	5,760,215	645,610	(5,598,697)	35,412,784
Share in the net income for the segment	37,573,567	(2,967,911)	534,325	272,803	-	35,412,784

(1)	Includes information from associates.

(2)	Includes income (expenses) related to resale of gas transport and distribution capacity.